Income Tax - Summary of Income Tax Credit (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
U.K. corporation tax R&D credit	£ 5,149	£ 5,277	£ 8,152
Other tax income / (expense)	1,125
Tax credit for the year	£ 6,274	£ 5,277	£ 8,152